Organization and Principal Activities - Schedule of Number of Ordinary Shares Issued and Outstanding (Details)	12 Months Ended
Dec. 31, 2008 shares
Class A ordinary shares issued to the existing shareholders of Polibeli Group [Member]
Schedule of Number of Ordinary Shares Issued and Outstanding [Line Items]
Number of Ordinary Shares	312,720,720
Class B ordinary shares issued to the existing shareholders of Polibeli Group [Member]
Schedule of Number of Ordinary Shares Issued and Outstanding [Line Items]
Number of Ordinary Shares	47,279,280
Class A ordinary shares issued to public shareholders of Chenghe [Member]
Schedule of Number of Ordinary Shares Issued and Outstanding [Line Items]
Number of Ordinary Shares	3,202,470
Class A ordinary shares issued to the Sponsor and underwriters of Chenghe [Member]
Schedule of Number of Ordinary Shares Issued and Outstanding [Line Items]
Number of Ordinary Shares	2,875,000
Class A ordinary shares issued to the Sponsor of Chenghe through the Private Placement [Member]
Schedule of Number of Ordinary Shares Issued and Outstanding [Line Items]
Number of Ordinary Shares	310,000
Total issued and outstanding ordinary shares after Business Combination [Member]
Schedule of Number of Ordinary Shares Issued and Outstanding [Line Items]
Number of Ordinary Shares	366,387,470